Provisions - Components of and Changes in Provisions (Parenthetical) (Detail) ¥ in Millions	Mar. 31, 2024 JPY (¥)
Disclosure of other provisions [abstract]
Provision for Product Warranties Expected Reimbursement	¥ 167,920